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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                              REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10593

               Morgan Stanley Institutional Fund of Hedge Funds LP

                    -----------------------------------------
               (Exact name of Registrant as specified in Charter)

                                One Tower Bridge
                          100 Front Street, Suite 1100
                   West Conshohocken, Pennsylvania 19428-2881

                       ----------------------------------
                    (Address of principal executive offices)

       Registrant's Telephone Number, including Area Code: (610) 260-7600

                                Barry Fink, Esq.
                    Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

                           ---------------------------
                     (Name and address of agent for service)

                                    COPY TO:

                             Barry P. Barbash, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                             Washington, D.C. 20004
                 -----------------------------------------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

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ITEM 1. REPORTS TO STOCKHOLDERS. The Registrant's semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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                                          MORGAN STANLEY
                                          INSTITUTIONAL FUND OF HEDGE
                                          FUNDS LP

                                          Financial Statements (Unaudited)

                                          For the six months ended June 30, 2003

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Morgan Stanley Institutional Fund of Hedge Funds LP
Financial Statements (Unaudited)
For the Six Months Ended June 30, 2003

                                    Contents

Financial Statements

Statement of Assets, Liabilities and Partners' Capital (Unaudited) ...........1
Statement of Operations (Unaudited) ..........................................2
Statement of Changes in Partners' Capital (Unaudited) ........................3
Statement of Cash Flows (Unaudited) ..........................................4
Schedule of Investments (Unaudited) ..........................................5
Notes to Financial Statements (Unaudited) ....................................8

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Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Assets, Liabilities and Partners' Capital (Unaudited)
June 30, 2003

Assets
Investments in investment funds, at fair value (cost $815,377,562)             $876,467,013
Investments in affiliated investment funds, at fair value (cost $10,500,000)     10,930,140
                                                                               ------------
Total investments in investment funds, at fair value (cost $825,877,562)        887,397,153
Cash and cash equivalents (cost $10,393,791)                                     10,393,791
Prepaid investments in investment funds                                          13,750,000
Due from broker                                                                  25,025,474
Receivable for investments sold                                                   5,000,000
Unrealized appreciation on swap contract                                            623,969
Other assets                                                                            144
                                                                               ------------
Total assets                                                                    942,190,531
                                                                               ------------
Liabilities
Subscriptions received in advance                                                 6,185,029
Management fee payable                                                              589,341
Interest payable on open swap contract                                              102,375
Accrued expenses and other liabilities                                              441,264
                                                                               ------------
Total liabilities                                                                 7,318,009
Partners' capital                                                              $934,872,522
                                                                               ============
Partners' capital
Represented by:
Net capital contributions                                                      $872,728,962
Accumulated net unrealized appreciation on investments                           62,143,560
                                                                               ------------
Total partners' capital                                                        $934,872,522
                                                                               ============

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        1

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Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2003

Investment income
Interest                                                            $   266,815

Expenses
Management fees                                                       3,424,720
Organization costs                                                      567,882
Interest expense on swap contract                                       210,500
Legal fees                                                              157,780
Accounting and administration fees                                      113,038
Insurance expense                                                        98,957
Other                                                                   206,448
                                                                    -----------
   Total expenses                                                     4,779,325
                                                                    -----------
Net investment loss                                                  (4,512,510)

Realized and unrealized gain/(loss) from investments:
   Net realized loss on investments                                    (315,575)
   Net change in unrealized appreciation on investments in
      investment funds                                               60,319,559
   Net change in unrealized appreciation on swap contract             1,274,258
                                                                    -----------
   Net unrealized gain from investments                              61,593,817
                                                                    -----------
Net realized and unrealized gain on investments                      61,278,242
                                                                    -----------
Net increase in partners' capital derived from operations           $56,765,732
                                                                    ===========

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        2

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Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Changes in Partners' Capital

                                              General        Limited
                                              Partner        Partner         Total
                                            -----------   ------------   ------------
For the period July 1, 2002* through
   December 31, 2002
Partners' capital at July 1, 2002           $        --   $         --   $         --
                                            -----------   ------------   ------------
Decrease in partners' capital:
From operations
   Net investment loss                         (120,993)    (3,200,166)    (3,321,159)
   Net realized gain on investments              11,776        329,360        341,136
   Net unrealized gain (loss) on
      investments                               (58,430)       608,173        549,743
                                            -----------   ------------   ------------
Net decrease in partners' capital derived
   from operations                             (167,647)    (2,262,633)    (2,430,280)
                                            -----------   ------------   ------------
From partners' capital transactions
   Proceeds from partner subscriptions       25,000,868    696,810,950    721,811,818
   Payments for partner redemptions                  --        (25,193)       (25,193)
   Reallocation of performance incentive         41,834        (41,834)            --
                                            -----------   ------------   ------------
Net increase in partners' capital
   derived from capital transactions         25,042,702    696,743,923    721,786,625
                                            -----------   ------------   ------------
Total increase in partners' capital          24,875,055    694,481,290    719,356,345
                                            -----------   ------------   ------------
Partners' capital at December 31, 2002      $24,875,055   $694,481,290   $719,356,345
                                            ===========   ============   ============
For the six months ended June 30, 2003
   (Unaudited)
Partners' capital at January 1, 2003        $24,875,055   $694,481,290   $719,356,345
                                            -----------   ------------   ------------
Increase in partners' capital:
From operations
   Net investment loss                         (125,484)    (4,387,027)    (4,512,510)
   Net realized loss on investments              (9,036)      (306,539)      (315,575)
   Net unrealized gain (loss) on
      investments                             1,755,251     59,838,567     61,593,817
                                            -----------   ------------   ------------
Net decrease in partners' capital derived
   from operations                            1,620,731     55,145,001     56,765,732
                                            -----------   ------------   ------------
From partners' capital transactions
   Proceeds from partner subscriptions               --    158,785,504    158,785,504
   Payments for partner redemptions                  --        (35,059)       (35,059)
                                            -----------   ------------   ------------
Net increase in partners' capital
   derived from capital transactions                 --    158,750,445    158,750,445
                                            -----------   ------------   ------------
Total increase in partners' capital           1,620,731    213,895,446    215,516,177
Partners' capital at June 30, 2003          $26,495,786   $908,376,736   $934,872,522
                                            ===========   ============   ============

* Commencement of operations.

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        3

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Morgan Stanley Institutional Fund of Hedge Funds LP
Statement of Cash Flows (Unaudited)
For the Six Months Ended June 30, 2003

Cash flows from operating activities
Increase in partners' capital from operations                     $  56,765,732
Adjustments to reconcile decrease in partners' capital from
   operations to net cash used in operating activities:
   Net realized losses on investments                                   315,575
   Net unrealized appreciation on investments                       (61,593,817)
   Purchase of investments                                         (180,500,000)
   Proceeds from sales of investments                                44,022,999
   Decrease in prepaid investments in investment funds              110,750,000
   Decrease in interest payable on open swap contract                   (33,589)
   Decrease in other assets                                              69,227
   Increase in management fee payable                                   135,860
   Increase in accrued expenses and other liabilities                   140,555
                                                                  -------------
Net cash used in operating activities                               (86,693,190)

Cash flows from financing activities
Proceeds from partner subscriptions                                  22,233,904
Payments for partner redemptions                                        (35,059)
                                                                  -------------
Net cash provided by financing activities                            22,198,845

Net increase in cash and cash equivalents                            (7,728,613)
Cash and cash equivalents at beginning of period                     18,122,404
                                                                  -------------
Cash and cash equivalents at end of period                        $  10,393,791
                                                                  =============

Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense                  $     210,500
                                                                  =============

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        4

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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited)
June 30, 2003

                                                                                             First
                                                                              Percent of   Available
                                                                   Fair        Partners'   Redemption
                 Description                         Cost          Value        Capital       Date *     Liquidity **
----------------------------------------------   -----------   ------------   ----------   ----------   -------------
Investment Funds

Convertible Arbitrage
   Alta Partners, L.P.                           $ 9,375,000   $ 13,049,388      1.40%      9/30/2003     Quarterly
   KBC Convertible Opportunities Fund             21,000,000     24,484,770      2.62%     10/01/2003     Quarterly
   Lydian Partners II L.P.                        18,750,000     23,611,890      2.52%      9/30/2004     Quarterly
   Tiburon Fund, L.P.                             29,000,000     31,031,252      3.32%         N/A        Quarterly
   Triborough Partners, LLC                        8,250,000      8,756,115      0.94%         N/A        Quarterly
                                                 -----------   ------------     -----
Total Convertible Arbitrage                       86,375,000    100,933,415     10.80%

Credit Trading and Capital Structure Arbitrage
   Fir Tree Recovery Fund, L.P.                   15,500,000     19,530,498      2.09%      6/30/2004     Quarterly
   Hammerman Capital Partners, L.P.                8,500,000     11,885,407      1.27%      9/30/2003     Quarterly
   KBC Credit Arbitrage Fund                      10,000,000     10,764,115      1.15%         N/A         Monthly
   King Street Capital, L.P.                      18,750,000     21,574,931      2.31%      9/30/2003     Quarterly
   Trilogy Financial Partners, L.P.                8,000,000      8,620,520      0.92%         N/A        Quarterly
                                                 -----------   ------------     -----
Total Credit Trading and Capital Structure
   Arbitrage                                      60,750,000     72,375,471      7.74%

Fixed Income Arbitrage
   FrontPoint Fixed Income Opp. Fund, L.P.        24,750,000     26,980,655      2.89%      9/30/2003     Quarterly
   Highland Opportunity Fund, L.P.                13,000,000     13,259,634      1.42%         N/A        Quarterly
   Vega Relative Value Fund, Ltd.                 24,750,000     29,317,372      3.13%      7/31/2003      Monthly
                                                 -----------   ------------     -----
Total Fixed Income Arbitrage                      62,500,000     69,557,661      7.44%

Long Only Distressed
   Avenue Asia Investments, L.P.                  16,500,000     18,823,844      2.01%     12/31/2003     Annually

Long-Short
   Bryn Mawr Capital, L.P.                        13,000,000     13,582,760      1.45%         N/A        Quarterly
   Clarke & Bartlett European Equity Fund         10,500,000     10,700,747      1.15%      8/31/2003      Monthly
   FrontPoint Healthcare Fund, L.P.                4,500,000      4,500,732      0.48%         N/A        Quarterly
   KiCap Network Fund, L.P.                       10,000,000      9,870,137      1.06%         N/A        Quarterly
   Lancer Partners, L.P. (a)                      15,625,000              0      0.00%      7/01/2003   Semi-annually
   Maverick Fund USA, Ltd.                        21,875,000     23,028,688      2.46%     12/31/2005     Annually
   Tiger Technology, L.P.                          6,500,000      6,936,000      0.74%      5/16/2006     Annually
                                                 -----------   ------------     -----
Total Long-Short                                  82,000,000     68,619,064      7.34%

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        5

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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
June 30, 2003

                                                                                               First
                                                                                Percent of    Available
                                                                     Fair        Partners'   Redemption
               Description                            Cost          Value        Capital        Date *    Liquidity **
-----------------------------------------------   ------------   ------------   ----------   ----------   ------------
Merger Arbitrage
   European Merger Fund, LLC                      $  8,250,000   $  8,348,417      0.89%      9/30/2003     Quarterly
   Gruss Arbitrage Partners, L.P.                    6,250,000      6,469,833      0.69%        N/A         Quarterly
                                                  ------------   ------------     -----
Total Merger Arbitrage                              14,500,000     14,818,250      1.58%

Mortgage Arbitrage
   Ellington Mortgage Partners, L.P.                24,750,000     28,030,546      3.00%     12/31/2004     Annually
   Safe Harbor Fund, L.P. (b)                       18,750,000      7,978,480      0.85%         N/A         Monthly
   Structured Servicing Holdings, L.P.              23,750,000     30,331,938      3.25%         N/A         Monthly
                                                  ------------   ------------     -----
Total Mortgage Arbitrage                            67,250,000     66,340,964      7.10%

Multi-Strategy
   AQR Absolute Return Instit. Fund, L.P.           24,750,000     27,451,537      2.93%      9/30/2003     Quarterly
   Clinton Multistrategy Fund, LLC                  56,125,000     61,203,573      6.55%      7/31/2003      Monthly
   D.E. Shaw Laminar Fund, LLC                      22,750,000     27,104,698      2.90%     12/31/2003     Quarterly
   Deephaven Market Neutral Fund LLC                33,000,000     36,478,802      3.90%         N/A         Monthly
   HBK Fund L.P.                                    35,875,000     39,695,000      4.25%         N/A        Quarterly
   Jet Capital Arbitrage and Event Fund I, L.P.      9,000,000      9,228,500      0.99%         N/A        Quarterly
   K Capital II, L.P.                               17,000,000     17,938,801      1.92%      3/31/2004     Annually
   Nisswa Fund, L.P.                                16,875,000     17,547,038      1.88%         N/A        Quarterly
   Onyx Capital Fund L.P.                           18,000,000     17,652,132      1.89%     11/16/2003     Annually
   OZ Domestic Partners, L.P.                       37,500,000     40,969,873      4.38%      9/30/2004     Quarterly
   OZF Credit Opportunities Fund, L.P.              20,750,000     23,663,628      2.53%      9/30/2004     Quarterly
   Q Funding III, L.P.                              11,500,000     16,608,147      1.78%      9/30/2003     Quarterly
   Sagamore Hill Partners, L.P.                     18,750,000     21,186,094      2.26%         N/A        Quarterly
   Wellington Partners, Limited Partnership         42,750,000     47,075,146      5.03%      6/30/2004      3 Years
                                                  ------------   ------------     -----
Total Multi-Strategy                               364,625,000    403,802,969     43.19%

Other Arbitrage
   The Carrousel Fund Limited(c)                    10,500,000     10,930,140      1.17%         N/A         Monthly

Statistical Arbitrage
   Altus Fund, L.P.                                  6,250,000      5,945,898      0.64%         N/A        Quarterly
   IKOS, L.P. Equity Class                          33,375,000     34,410,860      3.68%      6/30/2005     Quarterly
   Sabre Fund Investment L.P.                        4,712,407      4,551,702      0.49%         N/A         Monthly
   Thales Fund, L.P.                                 4,540,155      4,582,509      0.49%         N/A        Quarterly
   Ventus Fund Limited                              12,000,000     11,704,406      1.25%         N/A         Monthly
                                                  ------------   ------------     -----
Total Statistical Arbitrage                         60,877,562     61,195,375      6.55%

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        6

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Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
June 30, 2003

                                                                         Percent of
                                                              Fair        Partners'
            Description                        Cost          Value         Capital
----------------------------------------   ------------   ------------   ----------
Total Investments in Investment Funds
   (cost $825,877,562)                     $825,877,562   $887,397,153      94.92%

Short-Term Investments
   State Street Euro Dollar Time Deposit
      0.500% due 07/01/03                  $ 10,393,791     10,393,791       1.11%
                                           ------------   ------------     ------

Total Investments in Investment Funds
   and Short-Term Investments              $836,271,353    897,790,944      96.03%

Other Assets and Liabilities (net)                          37,081,578       3.97%
                                                          ------------     ------

Total Partners' Capital                                   $934,872,522     100.00%
                                                          ============     ======

Detailed information about the Investment Funds' portfolios is not available.

*    From original investment date
**   Available frequency of redemptions after initial lock-up period
N/A Initial lock-up period has either expired prior to June 30, 2003 or Investment Fund did not have an initial lock-up period.
(a) Fair valued at value other than that provided by the Investment Fund manager. See discussion in Note 2 to the financial statements.
(b)  In liquidation. See discussion in Note 2 to the financial statements.
(c) Affiliated Company: the Partnership's investment in this company represents ownership of more than 5% of the voting securities of the issuer and the issuer is, therefore, an affiliated person of the Partnership as defined in the Investment Company Act of 1940, as amended and therefore an affiliate of the Partnership as defined in Rule 6-02(a) of Regulation S-X. (See Note 4 in Notes to Financial Statements for a summary of transactions for this investment).

    The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

                                        7

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited)
For the Six Months Ended June 30, 2003

1.   Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the "Partnership") was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to a limited partnership agreement and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the "Agreement"). The Partnership is registered under the U.S. Investment Company Act of 1940, as amended ("the 1940 Act"), as a closed-end, non-diversified management investment company. The Partnership's investment objective is to seek capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party Investment Managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership's Board of Directors (the "Board"), provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the "General Partner") of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board of the Partnership. The General Partner is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"). Morgan Stanley AIP GP LP serves as the Partnership's investment adviser (the "Adviser") and is responsible for providing day-to-day investment management services to the Partnership , subject to the supervision of the Board. The Adviser is registered as an investment adviser under the Advisers Act and as a commodity trading adviser and a commodity pool operator with the CFTC and the NFA. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue until dissolved in accordance with the terms of the Agreement. The General Partner's capital account balance at June 30, 2003 was $26,495,786.

Limited partnership interests (the "Interests") are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Subsequent to the Partnership's commencement of operations, additional subscriptions for Interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tenders by Limited Partners.

                                        8

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

1.   Organization (continued)

Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion. The Partnership began making offers to repurchase Interests (or portions of them) from Limited Partners as of June 30, 2003 and anticipates doing so quarterly thereafter. In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined and the remaining amount will be paid out promptly after completion of the year end audit.

2.   Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2003, 96.10% of the Partnership's portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 2.77%, based on the notional value, was invested in a total return equity swap (see Note 5) and 1.13% in a Eurodollar time deposit. Partnership investments are carried at fair value. In general, an investment in an Investment Fund is valued at an amount equal to the Partnership's pro rata interest in the net assets of each Investment Fund, as supplied by the Investment Fund manager. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. The Partnership's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may

                                        9

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

Portfolio Valuation (continued)

differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. Lancers Partners, L.P. ("Lancer"), an Investment Fund, was fair valued in good faith by the Adviser at June 30, 2003 at a value of $0 representing 0.00% of partners' capital. The manager of Lancer has failed to deliver audited financial statements for 2001 for Lancer. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. The investment in Safe Harbor Fund, L.P. ("Safe Harbor"), an Investment Fund managed by Beacon Hill Asset Management LLC, with a value of $7,978,480 representing 0.85% of partners' capital, was in liquidation at June 30, 2003. The fair value of Safe Harbor has been determined based on information provided by Safe Harbor's administrator consistent with the methodology approved by Safe Harbor's Board of Directors. Safe Harbor's fair value does not reflect any potential contingent liabilities associated with either the liquidation of Safe Harbor or the pending Securities and Exchange Commission action against Safe Harbor and its former investment advisor.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds' net asset value is included in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. Distributions received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost on a pro-rata basis.

Total organization and offering expenses for the Partnership totaled $1,056,126. The Advisor initially prepaid these expenses. The Partnership's Private Placement Memorandum dated April 5, 2002 provided that the Partners would not bear any initial organization and offering expenses in excess of 0.15% of partners' capital as a result of the Partnership's start up. During the twelve months ended June 30, 2003, the organization and offering expenses paid by the Partnership amounted to $1,056,126 which represented 0.14% of partners' capital. Ongoing offering costs are charged to capital as incurred.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the "Partners") as of the last day of each month in accordance with Partners' investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation of investments and income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership's custodian, State Street Bank and Trust Company.

Income Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986 as amended, the Partners are to include their respective share of the Partnership's realized profits or losses in their individual tax returns.

For the period ended June 30, 2003, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies", the Partnership reclassified $4,512,510 and $315,575 from accumulated net investment loss and accumulated net realized loss, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Partners and had no effect on net assets.

3.   Management Fee, Performance Incentive, Related Party Transactions and Other

Under the terms of the Investment Advisory Agreement dated June 30, 2002 between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.063% (0.75% on an annualized basis) of the Partnership's net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. The Adviser from time to time has, and may continue to, out of its own resources and in its sole discretion, rebate the management fee for significant investors and also for certain employees of the Adviser and certain affiliates of the Adviser. A portion of the management fee may be paid to placement agents that assist in the placement of Interests and that may be affiliated with the Adviser and the General Partner. At June 30, 2003, $589,341 in management fees were payable to the Adviser. For the six months ended June 30, 2003, the Partnership incurred management fees of $3,424,720.

Under the terms of the Agreement, the General Partner's "Performance Incentive" for each Incentive Period, as defined in the Agreement, is equal to 15% of the amount, if any, of: (1) the net profits allocated to each Limited Partner's capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner's Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner's capital account. With respect to each Limited Partner

                                       11

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

for each Incentive Period, Performance Incentives allocated to the General Partner initially will not exceed 1.75% of the Limited Partner's ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership's "Hurdle Rate" for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index (formerly known as the Salomon Smith Barney Three-Month U.S. Treasury Bill Index) over the same Incentive Period. A Limited Partner's "Hurdle Rate Amount" for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner's capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive will be debited from each Partner's capital account and credited to the General Partner's capital account at the end of each such Incentive Period.

State Street Bank and Trust Company (the "Administrator") provides administrative services to the Partnership under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0325% of the Partnership's average monthly net assets. Effective January 1, 2004, this fee will increase to 0.0650%. In addition, the Partnership is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain out-of-pocket expenses.

Each Director of the Partnership who is not a director, officer or employee of the Adviser, the General Partner or other subsidiary of Morgan Stanley, and not otherwise an "interested person" of the Partnership as defined under the 1940 Act, is paid an annual retainer of $3,000 plus reasonable out-of-pocket expenses. Directors are reimbursed by the Partnership for their travel expenses related to Board meetings.

Placement agents may be retained by the Partnership or the General Partner to assist in the placement of Interests. A placement agent, which may be affiliated with the General Partner or the Adviser, will generally be entitled to receive a placement fee from each investor purchasing an Interest through a placement agent. The placement fee will be added to a prospective investor's subscription amount; it will not constitute a capital contribution made by the investor to the Partnership nor part of the assets of the Partnership. The placement fee may be adjusted or waived at the sole discretion of the Placement Agent in consultation with the General Partner. No fees were paid to placement agents for the six months ended June 30, 2003.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

At June 30, 2003, there was one limited partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 65% of the Partnership's capital.

4.   Investments in Investment Funds

As of June 30, 2003, the Partnership invested primarily in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.5% annually of net assets and performance incentive fees/allocations ranging from 20% to 25% of net profits earned. Accrued management fees and incentive fees/allocations of $4,699,168 and $9,356,010, respectively were indirectly charged to the Partners by virtue of the Partnership's investments in Investment Funds as reported to the Partnership by underlying Investment Fund managers representing approximately 64% of the Partnership's capital. The General Partner was not able to obtain specific fee/allocation amounts charged to the Partnership for the remaining 36% and does not know what these amounts are. Detailed information related to each Investment Fund is included on the Schedule of Investments. At June 30, 2003, approximately 19% of the Partnership's capital is invested in Investment Funds with lock-ups extending beyond one year from June 30, 2003.

An investment by the Partnership of at least 5% of the voting securities of an issuer makes that issuer an affiliated person (as defined in the 1940 Act) of the Partnership and an affiliate (as defined in Rule 6-02(a) of Regulation S-X) of the Partnership. As of June 30, 2003, The Carrousel Fund Limited was an affiliate of the Partnership because the Partnership owned more than 5% of The Carrousel Fund Limited's voting securities as defined in Rule 6-02(a) of Regulation S-X. As of June 30, 2003, no other investment held by the Partnership was an affiliate of the Partnership as defined in Rule 6-02(a) of Regulation S-X. Below is a summary of transactions the Partnership had in this investment for the six month period ended June 30, 2003:

                                Value of                                          Value of
                               Investment                          Shares Held   Investment
                                Held by                                by          Held by
                             Partnership at                        Partnership   Partnership
          Issuer                12/31/02       Purchases   Sales    at 6/30/03    at 6/30/03
--------------------------   --------------   ----------   -----   -----------   -----------
The Carrousel Fund Limited     $5,082,959     $5,500,000     --    85,998.0144   $10,930,140

The Carrousel Fund Limited paid no interest or dividends to the Partnership during the six month period ended June 30, 2003.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period end relating to investments to be made effective July 1, 2003, pursuant to each Investment Fund's offering memorandum/member/limited partnership agreements (as applicable).

                                       13

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

4.   Investments in Investment Funds (continued)

For the six months ended June 30, 2003, aggregate purchases and sales of Investment Funds were $180,500,000 and $20,347,019, respectively.

At June 30, 2003, the cost of investments in Investment Funds for federal income tax purposes and the unrealized appreciation (depreciation) of investments in Investment Funds for federal income tax purposes was as follows:

                    Gross          Gross           Net
Federal Income    Unrealized     Unrealized     Unrealized
   Tax Cost      Appreciation   Depreciation   Appreciation
--------------   ------------   ------------   ------------
 $831,257,435     $83,774,370   $(27,634,652)   $56,139,718

5.   Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Swaps are valued based on market values provided by dealers. The Partnership is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to

                                       14

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

5.   Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

make. If the other party to a swap defaults, the Partnership's risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners' Capital.

The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2003, the following swap contract was outstanding:

                  Maturity                                        Net Unrealized
Notional Amount     Date                 Description               Appreciation
---------------   --------   ----------------------------------   --------------
  $25,000,000      9/30/04   Agreement with UBS, dated 8/01/02       $623,969
                             to receive the total return of the
                             Series B Investment Class shares
                             of Anova Fund Ltd. in exchange for
                             an amount to be paid quarterly,
                             equal to the LIBOR rate plus
                             0.33%.

Cash for the full notional amount has been deposited with the counterparty and is included in "Due from broker" in the Statement of Assets, Liabilities and Partners' Capital.

6.   Financial Highlights

The following represents ratios to average Limited Partners' capital and other supplemental information for Limited Partners. The calculations below are not annualized.

                                                                      For the Six    For the Period
                                                                     Months Ended         From
                                                                    June 30, 2003   July 1, 2002* to
                                                                     (Unaudited)    December 31, 2002
                                                                    -------------   -----------------
Total return**                                                            6.50%            (0.67%)***
Ratio of total expenses to average Limited Partners' Capital              0.55%             0.55%***
Ratio of net investment loss to average Limited Partners' Capital        (0.53%)           (0.51%)***
Portfolio turnover                                                           2%                5%
Net assets at end of the period (000s)                                $934,873          $719,356

*    Commencement of operations.

** Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the Adviser, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership.

*** Includes impact of performance incentive which represented less than 0.005%.

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Morgan Stanley Institutional Fund of Hedge Funds LP
Notes to Financial Statements (Unaudited) (continued)

7.   Results of Special Meeting of Limited Partners

A special meeting of the Limited Partners was held on June 5, 2003 to elect Directors of the Partnership. The following new Directors were elected at this meeting: Charles A. Fiumefreddo, Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H Johnson, James F. Higgins and Philip J. Purcell. The seven Directors listed above replaced Ronald E. Robinson, Mitchell M. Merin (who was elected at a February 13, 2003 Board Meeting), John D. Barrett II, Vincent R. McLean, Jr., C. Oscar Morong, Jr., Gerard E. Jones, Thomas P. Gerrity and William G. Morton who have tendered their resignations as Directors of the Partnership effective July 31, 2003. Michael E. Nugent, Joseph J. Kearns and Fergus Reid remained on the Board after the election. The Board of Directors consists of Philip J. Purcell, Michael E. Nugent, Joseph J. Kearns, Fergus Reid, Charles A. Fiumefreddo, Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and James F. Higgins.

The following table summarizes the voting results:

                         Votes in Favor of   Votes Against
                         -----------------   -------------
Michael Bozic              708,767,832.92          --
Charles A. Fiumefreddo     708,767,832.92          --
Edwin J. Garr              708,767,832.92          --
Wayne E. Hedien            708,767,832.92          --
James F. Higgins           708,767,832.92          --
Dr. Manuel H. Johnson      708,767,832.92          --
Philip J. Purcell          708,767,832.92          --

8.   Proxy Voting

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-354-8185 and on the SEC's website at www.sec.gov.

9.   Subsequent Events

From July 1, 2003 through August 21, 2003, the Partnership accepted and received approximately $15.8 million in additional contributions of which approximately $6.2 million was received prior to June 30, 2003.

                                       16

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Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Directors

Charles A. Fiumefreddo
Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo, Chairman of the Board and Director
Mitchell M. Merin, President
Ronald E. Robison, Executive Vice President and Principal Executive Officer Joseph J. McAlinden, Vice President
Barry Fink, Vice President
Stefanie Chang Yu, Vice President
Cory Pulfrey, Vice President
James W. Garrett, Treasurer and Chief Financial Officer
Noel Langlois, Assistant Treasurer
Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02116

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel

Shearman & Sterling LLP
801 Pennsylvania Avenue, N.W.
Suite 900
Washington, D.C. 20004

ITEM 2.  CODE OF ETHICS.  Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable to the
Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to semi-annual reports.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Registrant's internal controls subsequent to the date of their evaluation.


ITEM 10. EXHIBITS.

     (a)  Code of Ethics--Not applicable to semi-annual reports.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP


By:      /s/ Ronald E. Robison
         -----------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 29, 2003

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
         -----------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 29, 2003

By:      /s/ James W. Garrett
         ----------------------------
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 29, 2003